Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of financial assets
	December 31, 2021	June 30, 2022
	RMB’000	RMB’000
		(Unaudited)
Financial assets at FVTPL
Non-current
Equity investment at FVTPL	1,000	1,000
Total non-current financial assets at FVTPL	1,000	1,000
Total financial assets at FVTPL	1,000	1,000
Financial assets at amortised cost
Current
Trade receivables (Note 14)	111,104	144,179
Financial assets included in prepayments, other receivables and other assets	4,733	11,892
Net investments in subleases	355	—
Amounts due from related parties	306	2,319
Amounts due from shareholders	100	100
Cash and cash equivalents	59,045	18,830
Total current financial assets at amortised cost	175,643	177,320
Non-current
Financial assets included in prepayments, other receivables and other assets	3,010	568
Total non-current financial assets at amortised cost	3,010	568
Total financial assets at amortised cost	178,653	177,888
Total financial assets	179,653	178,888

Schedule of financial liabilities
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Current
Trade payables	30,514	51,607
Financial liabilities included in other payables and accruals	20,381	22,525
Amount due to a shareholder	325	325
Interest-bearing loans and borrowings	41,493	63,556
Lease liabilities	2,486	3,718
	95,199	141,731
Non-current
Interest-bearing loans and borrowings	6,046	1,734
Lease liabilities	793	6,129
	6,839	7,863
Total	102,038	149,594

Schedule of quantitative disclosures of the group’s unaudited financial instruments in the fair value measurement hierarchy
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Financial asset for which fair value is disclosed:
An unlisted investment measured at fair value through profit or loss	—	1,000	—	1,000

Schedule of foreign currency risk
	Change in	Effect on
	exchange	loss
For the six months ended June 30,2022	rate	before tax
		RMB’000
		(Unaudited)
US$	+5%	(284)
	-5%	284
HK$	+5%	(6)
	-5%	6

	Change in	Effect on
	exchange	loss
For the six months ended June 30,2021	rate	before tax
		RMB’000
US$	+5%	6,060
	-5%	(6,060)
HK$	+5%	(18)
	-5%	18

Schedule of credit quality and maximum exposure to credit risk
	12-month
	Expected
	Credit
	losses	Lifetime Expected Credit losses
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Trade receivables	—	—	—	151,601	151,601
Financial assets included in prepayments, other receivables and other assets—Normal*	12,460	—	—	—	12,460
Amounts due from related parties—Normal*	2,319	—	—	—	2,319
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents—not yet past due	18,830	—	—	—	18,830
	33,709	—	—	151,601	185,310

	12-month
	Expected
	Credit
	losses	Lifetime Expected Credit losses
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	116,776	116,776
Financial assets included in prepayments, other receivables and other assets —Normal*	7,743	—	—	—	7,743
Net investments in subleases—Normal*	355	—	—	—	355
Amounts due from related parties—Normal*	306	—	2,000	—	2,306
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents—not yet past due	59,045	—	—	—	59,045
	67,549	—	2,000	116,776	186,325

Schedule of information about credit risk exposure on group's trade receivables using provision matrix
		Days past due
		1 - 90	91 - 180
	Current	days	Days	>181 days	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
June 30, 2022
Expected credit loss rate	3.12%	3.49%	3.37%	8.27%	4.90%
Gross carrying amount (RMB’000)	54,721	26,926	20,595	49,359	151,601
Expected credit loss (RMB’000)	1,707	939	694	4,082	7,422

		Days past due
		1 - 90	91 - 180
	Current	days	Days	>181 days	Total
December 31, 2021
Expected credit loss rate	2.80%	3.30%	7.66%	16.47%	4.86%
Gross carrying amount (RMB’000)	65,102	22,232	19,686	9,756	116,776
Expected credit loss (RMB’000)	1,824	733	1,508	1,607	5,672

Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments
		Less than
	On demand	1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at June 30, 2022
Interest-bearing loans and borrowings(Unaudited)	25,000	40,655	1,759	67,414
Lease liabilities(Unaudited)	—	3,749	6,710	10,459
Trade payables(Unaudited)	—	51,607	—	51,607
Due to a shareholder(Unaudited)	325	—	—	325
Other payables and accruals(Unaudited)	—	22,525	—	22,525
As at December 31, 2021
Interest-bearing loans and borrowings	10,000	34,804	6,205	51,009
Lease liabilities	—	2,571	811	3,382
Trade payables	—	30,514	—	30,514
Due to a shareholder	325	—	—	325
Other payables and accruals	—	20,381	—	20,381

Schedule of changes in liabilities arising from financing activities
	Interest-
	bearing		Due	Due to
	loans and	Lease	to a	a related
	borrowings	liabilities	shareholder	party
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2020 and January 1, 2021	60,000	17,490	325	7,177
Changes from financing activities	(12,461)	(3,648)	—	(7,177)
Lease termination	—	(14,379)	—	—
Additions	—	2,734	—	—
Accretion of interest	—	1,082	—	—
As at December 31, 2021 and January 1, 2022	47,539	3,279	325	—
Changes from financing activities (Unaudited)	17,751	(1,124)	—	—
Changes from operating activities (Unaudited)	—	(787)	—	—
Lease termination (Unaudited)	—	(970)	—	—
Additions (Unaudited)	—	9,413	—	—
Accretion of interest (Unaudited)	—	36	—	—
As at June 30, 2022 (Unaudited)	65,290	9,847	325	—